SCHEDULE OF ENTITIES (Details)	6 Months Ended
Dec. 31, 2021
Date of Incorporation	Jul. 11, 2016
Dogness International Corporation [Member]
Date of Incorporation	Jul. 11, 2016
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness Hong Kong Pet Products Co Limited [Member]
Date of Incorporation	Mar. 10, 2009
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Jiasheng Enterprise Hong Kong Co Limited [Member]
Date of Incorporation	Jul. 12, 2007
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Dogness Intelligence Technology Dongguan Co Ltd [Member]
Date of Incorporation	Oct. 26, 2016
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd [Member]
Date of Incorporation	May 15, 2009
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co Ltd [Member]
Date of Incorporation	Jul. 09, 2009
Place of Incorporation	Zhangzhou, China
% of Ownership	100.00%
Principal Activities	Manufacturing of pet leash products
Dogness Overseas Ltd [Member]
Date of Incorporation	Feb. 08, 2018
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness Group Llc [Member]
Date of Incorporation	Jan. 23, 2018
Place of Incorporation	Delaware, United States
% of Ownership	100.00%
Principal Activities	Pet products trading
Dogness Intelligence Technology Co Ltd [Member]
Date of Incorporation	Jul. 06, 2018
Place of Incorporation	Guangzhou, China
% of Ownership	58.00%
Principal Activities	Research and manufacturing of intelligent pet products
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Dec. 14, 2018
Place of Incorporation	Dongguan, China
% of Ownership	51.20%
Principal Activities	Developing and expanding pet food market